Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AFOC-09-05 October 23, 2009
1.480125.169

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AFOCI-09-04 October 23, 2009
1.479771.162

Supplement to the
Fidelity® Advisor Real Estate Fund
Class A, Class T, Class B, and Class C
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ARE-09-02 October 23, 2009
1.777594.118

Supplement to the
Fidelity® Advisor Real Estate Fund Institutional Class
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AREI-09-02 October 23, 2009
1.783271.113